INVENTORY (Schedule of Inventory, Net) (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Raw materials and components	$ 61,480	$ 50,197
Work in progress	15,854	17,382
Finished goods	837	961
Total inventory	$ 78,171	$ 68,540